Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues		$ 314,916	$ 289,166	$ 319,804
Cost of revenue		(310,618)	(285,037)	(317,407)
Gross profit		4,298	4,129	2,397
General and administrative expenses		(3,592)	(3,007)	(2,180)
Profit from operations		706	1,122	217
Other income:
Foreign exchange gain		5	3	6
Interest income		183	250	42
Gain on disposal of property		177
Shipping charges reimbursed		50		45
Other income		5	2	12
Total other income		420	255	105
Income before income tax		1,126	1,377	322
Income tax expense		(98)	(225)	(69)
NET INCOME		1,028	1,152	253
TOTAL COMPREHENSIVE INCOME		$ 1,028	$ 1,152	$ 253
Net income per Share
Basic (in Dollars per share)	[1]	$ 0.07	$ 0.08	$ 0.02
Diluted (in Dollars per share)	[1]	$ 0.07	$ 0.08	$ 0.02
Weighted average number of ordinary shares outstanding Basic (in Shares)	[1]	15,000,000	15,000,000	15,000,000
Weighted average number of ordinary shares outstanding Diluted (in Shares)	[1]	15,000,000	15,000,000	15,000,000

[1]	Retrospectively restated for the effect of 1:200 forward stock split of our Ordinary Shares and the shares surrendered by our existing shareholders.